John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 99.6%		$502,339,508
(Cost $338,145,536)
Belgium 5.2%		26,050,842
Anheuser-Busch InBev SA/NV	466,844	26,050,842
France 6.7%		33,915,059
Danone SA	390,728	22,979,998
Sodexo SA (A)	129,967	10,935,061
Italy 8.0%		40,105,397
Ferrari NV	94,616	24,643,683
Salvatore Ferragamo SpA (A)	679,310	15,461,714
Japan 1.3%		6,554,360
Asics Corp.	264,700	6,554,360
Netherlands 7.2%		36,257,169
EXOR NV	171,167	15,006,318
Heineken Holding NV	255,166	21,250,851
Spain 2.6%		13,081,574
Cellnex Telecom SA (A)(B)	221,813	13,081,574
Switzerland 8.0%		40,438,399
Cie Financiere Richemont SA, A Shares	241,102	35,879,715
Dufry AG (A)	101,486	4,558,684
United Kingdom 6.0%		30,472,629
Associated British Foods PLC	366,861	9,364,267
Diageo PLC	101,870	5,141,186
GlaxoSmithKline PLC	786,442	15,967,176
United States 54.6%		275,464,079
Alnylam Pharmaceuticals, Inc. (A)	48,614	8,935,253
Alphabet, Inc., Class A (A)	8,226	23,344,977
Amazon.com, Inc. (A)	11,778	41,306,270
American Tower Corp.	59,493	15,615,723
CarGurus, Inc. (A)	202,376	7,589,100
Comcast Corp., Class A	194,648	9,728,507
eBay, Inc.	466,381	31,462,062
Hologic, Inc. (A)	92,375	6,903,184
Liberty Media Corp.-Liberty Formula One, Series A (A)	465,558	26,820,796
Liberty Media Corp.-Liberty Formula One, Series C (A)	141,631	8,628,161
Meta Platforms, Inc., Class A (A)	29,314	9,511,220
Moderna, Inc. (A)	61,554	21,693,476
Oracle Corp.	129,393	11,741,121
Post Holdings, Inc. (A)	134,419	12,984,875
The Boston Beer Company, Inc., Class A (A)	17,583	7,932,922
The Hain Celestial Group, Inc. (A)	170,469	6,721,593

UnitedHealth Group, Inc.	22,728	10,096,232
Walmart, Inc.	102,742	14,448,607
Warrants 0.2%		$635,932
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	583,817	635,932

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.0%			$121,134
(Cost $121,134)
Short-term funds 0.0%			121,134
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(C)	121,134	121,134

Total investments (Cost $338,266,670) 99.8%	$503,096,574
Other assets and liabilities, net 0.2%	1,153,253
Total net assets 100.0%	$504,249,827

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following sector composition as a percentage of net assets on 11-30-21:
Consumer discretionary	34.1%
Consumer staples	25.1%
Communication services	19.5%
Health care	12.7%
Real estate	3.1%
Financials	3.0%
Information technology	2.3%
Short-term investments and other	0.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$26,050,842	—	$26,050,842	—
France	33,915,059	—	33,915,059	—
Italy	40,105,397	$24,643,683	15,461,714	—
Japan	6,554,360	—	6,554,360	—
Netherlands	36,257,169	—	36,257,169	—
Spain	13,081,574	—	13,081,574	—
Switzerland	40,438,399	—	40,438,399	—
United Kingdom	30,472,629	—	30,472,629	—
United States	275,464,079	275,464,079	—	—
Warrants	635,932	635,932	—	—
Short-term investments	121,134	121,134	—	—
Total investments in securities	$503,096,574	$300,864,828	$202,231,746	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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